SUBSEQUENT EVENTS	5 Months Ended
Sep. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 9. SUBSEQUENT EVENTS

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued, the Company has evaluated subsequent events and transactions that occurred up to the date of the filing. Based upon this review, the Company has identified below subsequent events that would have required adjustments or disclosure in the financial statements.

The registration statement for the Company’s Initial Public Offering was declared effective on September 30, 2025. As of the filing day, the Company haven’t consummated the Initial Public Offering.

On November 7, 2025, the promissory note has further amendment to extend the payable date from December 31, 2025 to March 31, 2026.

In December 2025, the Company amended the terms associated with its Proposed Offering. Specifically, the Company changed the composition of each unit upon the consummation of a Business Combination from one ordinary share and one-half of one redeemable warrant to one ordinary share and one redeemable warrant.